                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one):       [   ]    is a restatement.
                                            [   ]    adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

    /s/ Harvey Allison     Burlingame, California      February 11, 2000


Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

Report Summary:

Number of Other Included Managers:                                       0

Form 13F Information Table Entry Total:                                  5

Form 13F Information Table Value Total:                            $76,819
                                                                (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:                                      None

                                                     FORM 13F INFORMATION TABLE

                  TITLE OF                   VALUE       SHRS OR   SH/    PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER     CLASS      CUSIP         X($1000)     PRN AMT   PRN    CALL    DISCRETION  MANAGERS   SOLE    SHARED    NONE


AdForce, Inc.       COM       006867105      42999        602444   SH               SOLE       N/A      602444

Amazon.com, Inc.    COM       023135106      16915        222200   SH               SOLE       N/A      222200

Comcast
 Corporation     CLS A SPEC   200300200       5056        100000   SH               SOLE       N/A      100000

Garden.com, Inc.    COM       365199108      10379       1194682   SH               SOLE       N/A     1194682

Sun Microsystems,
 Inc.               COM       866810104       1470         18984   SH               SOLE       N/A       18984
